Acquisitions - Optimal Power Limited - Identifiable assets acquired and liabilities assumed (Details) - Optimal Power Limited $ in Thousands	1 Months Ended
May 31, 2020 USD ($) shares
Business acquisition
Equity interest (as a percent)	80.00%
Intangible asset	$ 53,287
Other liabilities	(29)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	$ 31,949
Advertising Contract
Business acquisition
Estimated useful life	30 years
Ordinary Shares - Class A
Business acquisition
Number of shares issued in acquisition | shares	3,589,744
Fair value of cash consideration transferred	$ 31,949